STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

("MIDCAP SPDRS")

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2010

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400 IndexTM", "S&P MidCap 400 IndexTM" and "Standard & Poor's MidCap 400 Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a "License Agreement" with Standard & Poor's, a division of The McGraw-Hill Companies, Inc., and SPDR S&P MidCap 400 ETF Trust, is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust, is not, however, sponsored by or affiliated with Standard & Poor's or The McGraw-Hill Companies, Inc.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2010

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM.

STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
99 Cents Only Stores*	481,653	$9,093,609
Aaron's, Inc.	751,496	13,865,101
ACI Worldwide, Inc.*	343,838	7,698,533
Acuity Brands, Inc.	448,870	19,858,009
Acxiom Corp.*	824,836	13,081,899
ADC Telecommunications, Inc.*	1,000,198	12,672,509
ADTRAN, Inc.	645,530	22,787,209
Advance Auto Parts, Inc.	868,626	50,970,974
Advent Software, Inc.*	163,399	8,527,794
Aecom Technology Corp.*	1,197,159	29,043,077
Aeropostale, Inc.*	953,036	22,158,087
Affiliated Managers Group, Inc.*	526,729	41,090,129
AGCO Corp.*	958,996	37,410,434
AGL Resources, Inc.	803,322	30,815,432
AirTran Holdings, Inc.*	1,395,948	10,260,218
Alaska Air Group, Inc.*	369,195	18,840,021
Albemarle Corp.	941,083	44,052,095
Alberto-Culver Co., Class B	884,720	33,309,708
Alexander & Baldwin, Inc.	424,428	14,787,072
Alexandria Real Estate Equities, Inc.	561,752	39,322,640
Alliance Data Systems Corp.*	542,543	35,406,356
Alliant Energy Corp.	1,142,093	41,515,081
Alliant Techsystems, Inc.*	342,188	25,800,975
Allscripts Healthcare Solutions, Inc.*	1,690,235	31,218,640
AMB Property Corp.	1,734,667	45,916,635
American Eagle Outfitters, Inc.	2,015,692	30,154,752
American Financial Group, Inc.	815,669	24,943,158
American Greetings Corp., Class A	412,507	7,668,505
AMETEK, Inc.	1,097,880	52,445,728
AnnTaylor Stores Corp.*	608,585	12,317,760
ANSYS, Inc.*	936,962	39,586,645
AOL, Inc.*	1,100,320	27,232,920
Aon Hewitt LLC, Class A*	947,906	47,802,900
Apollo Investment Corp.	2,004,509	20,506,127
Aptargroup, Inc.	695,351	31,756,680
Aqua America, Inc.	1,414,877	28,863,491
Arch Coal, Inc.	1,674,856	44,735,404
Arrow Electronics, Inc.*	1,214,480	32,463,050
Arthur J Gallagher & Co.	1,084,454	28,597,052

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Ashland, Inc.	811,556	$39,579,586
Associated Banc-Corp.	1,783,055	23,518,495
Astoria Financial Corp.	847,494	11,551,343
Atmel Corp.*	4,757,546	37,870,066
Atmos Energy Corp.	929,318	27,182,552
Atwood Oceanics, Inc.*	577,807	17,594,223
Avnet, Inc.*	1,565,265	42,277,808
Baldor Electric Co.	484,270	19,564,508
Bally Technologies, Inc.*	556,021	19,432,934
BancorpSouth, Inc.	757,269	10,738,074
Bank of Hawaii Corp.	497,529	22,349,003
Barnes & Noble, Inc.	401,916	6,515,058
BE Aerospace, Inc.*	1,054,475	31,961,137
Beckman Coulter, Inc.	713,783	34,825,473
Bill Barrett Corp.*	473,874	17,059,464
Bio-Rad Laboratories, Inc., Class A*	199,638	18,069,235
BJ's Wholesale Club, Inc.*	562,594	23,347,651
Black Hills Corp.	404,117	12,608,450
Bob Evans Farms, Inc.	313,289	8,794,022
BorgWarner, Inc.*	1,175,313	61,844,970
Boyd Gaming Corp.*	577,755	4,188,724
BRE Properties, Inc.	660,016	27,390,664
Brinker International, Inc.	1,047,041	19,747,193
Brink's Co.	483,657	11,124,111
Broadridge Financial Solutions, Inc.	1,306,386	29,877,048
Brown & Brown, Inc.	1,201,800	24,264,342
Bucyrus International, Inc., Class A	835,087	57,913,283
Burger King Holdings, Inc.	952,464	22,744,840
Cabot Corp.	673,494	21,935,700
Cadence Design Systems, Inc.*	2,744,481	20,940,390
Camden Property Trust	690,461	33,121,414
Career Education Corp.*	678,529	14,568,018
Carlisle Cos., Inc.	628,584	18,826,091
Carpenter Technology Corp.	453,212	15,277,777
Cathay General Bancorp	809,397	9,623,730
Charles River Laboratories International, Inc.*	683,016	22,641,980
Cheesecake Factory, Inc.*	613,257	16,232,913
Chico's FAS, Inc.	1,846,936	19,429,767
Chipotle Mexican Grill, Inc., Class A*	320,673	55,155,756

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Church & Dwight Co., Inc.	731,995	$47,535,755
Ciena Corp.*	964,551	15,018,059
Cimarex Energy Co.	866,872	57,369,589
Cincinnati Bell, Inc.*	2,077,748	5,547,587
City National Corp.	477,998	25,367,354
Clean Harbors, Inc.*	236,035	15,991,371
Cleco Corp.	626,030	18,543,009
Coldwater Creek, Inc.*	618,697	3,260,533
Collective Brands, Inc.*	663,618	10,710,795
Commerce Bancshares, Inc.	764,903	28,752,704
Commercial Metals Co.	1,178,270	17,073,132
CommScope, Inc.*	976,369	23,179,000
Community Health Systems, Inc.*	973,025	30,134,584
Comstock Resources, Inc.*	487,759	10,969,700
Convergys Corp.*	1,278,994	13,365,487
Con-way, Inc.	561,193	17,391,371
Copart, Inc.*	738,953	24,363,280
Corelogic, Inc.	1,073,385	20,566,057
Corinthian Colleges, Inc.*	909,144	6,382,191
Corn Products International, Inc.	775,764	29,091,150
Corporate Executive Board Co.	353,277	11,149,422
Corporate Office Properties Trust SBI MD	611,139	22,801,596
Corrections Corp. of America*	1,138,853	28,106,892
Cousins Properties, Inc.	1,058,078	7,554,677
Covance, Inc.*	667,554	31,234,852
Crane Co.	479,328	18,185,704
Cree, Inc.*	1,113,912	60,474,282
Cullen/Frost Bankers, Inc.	625,479	33,694,554
Cytec Industries, Inc.	505,691	28,510,859
Deluxe Corp.	529,595	10,131,152
Dick's Sporting Goods, Inc.*	907,835	25,455,693
Diebold, Inc.	677,149	21,052,562
Digital River, Inc.*	408,624	13,909,561
Dollar Tree, Inc.*	1,308,691	63,811,773
Donaldson Co., Inc.	787,550	37,117,232
DPL, Inc.	1,226,089	32,037,706
DreamWorks Animation SKG, Inc., Class A*	738,184	23,555,451
Dress Barn, Inc.*	712,474	16,921,257
DST Systems, Inc.	371,003	16,635,775

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Duke Realty Corp.	2,593,178	$30,054,933
Dynegy, Inc., Class A*	1,057,164	5,148,389
Eaton Vance Corp.	1,217,772	35,364,099
Edwards Lifesciences Corp.*	1,168,437	78,343,701
Endo Pharmaceuticals Holdings, Inc.*	1,189,702	39,545,694
Energen Corp.	740,926	33,875,137
Energizer Holdings, Inc.*	723,481	48,639,628
Equinix, Inc.*	469,950	48,099,382
Equity One, Inc.	429,027	7,241,976
Essex Property Trust, Inc.	312,634	34,214,665
Everest Re Group Ltd.	579,748	50,130,810
Exterran Holdings, Inc.*	651,532	14,796,292
F5 Networks, Inc.*	829,479	86,108,215
FactSet Research Systems, Inc.	477,530	38,742,009
Fair Isaac Corp.	429,962	10,602,863
Fairchild Semiconductor International, Inc., Class A*	1,285,692	12,085,505
Federal Realty Investment Trust	633,110	51,699,763
Fidelity National Financial, Inc., Class A	2,347,996	36,887,017
First American Financial Corp.	1,073,489	16,037,926
First Niagara Financial Group, Inc.	2,154,877	25,104,317
FirstMerit Corp.	1,121,400	20,544,048
Flowers Foods, Inc.	786,397	19,534,101
Foot Locker, Inc.	1,604,724	23,316,640
Forest Oil Corp.*	1,168,230	34,696,431
Fossil, Inc.*	546,614	29,402,367
Frontier Oil Corp.	1,089,313	14,596,794
FTI Consulting, Inc.*	482,555	16,739,833
Fulton Financial Corp.	2,049,182	18,565,589
Gardner Denver, Inc.	539,147	28,941,411
Gartner, Inc.*	746,678	21,982,200
GATX Corp.	477,260	13,993,263
Gen-Probe, Inc.*	501,798	24,317,131
Gentex Corp.	1,442,715	28,147,370
Global Payments, Inc.	821,713	35,243,271
Graco, Inc.	621,033	19,705,377
Granite Construction, Inc.	351,742	7,998,613
Great Plains Energy, Inc.	1,397,390	26,410,671
Green Mountain Coffee Roasters, Inc.*	1,183,318	36,907,688

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Greenhill & Co., Inc.	261,278	$20,724,571
Greif, Inc., Class A	320,819	18,876,990
Guess?, Inc.	652,923	26,528,261
Hanesbrands, Inc.*	986,107	25,500,727
Hanover Insurance Group, Inc.	462,992	21,760,624
Hansen Natural Corp.*	708,870	33,047,519
Harsco Corp.	829,511	20,389,380
Harte-Hanks, Inc.	400,058	4,668,677
Hawaiian Electric Industries, Inc.	965,674	21,766,292
HCC Insurance Holdings, Inc.	1,187,491	30,981,640
Health Management Associates, Inc., Class A*	2,583,439	19,789,143
Health NET, Inc.*	1,004,270	27,306,101
Helix Energy Solutions Group, Inc.*	1,086,925	12,108,344
Henry Schein, Inc.*	943,370	55,262,615
Herman Miller, Inc.	588,180	11,575,382
Highwoods Properties, Inc.	738,216	23,969,874
Hill-Rom Holdings, Inc.	654,513	23,490,472
HNI Corp.	464,281	13,352,722
Hologic, Inc.*	2,671,369	42,768,618
Hospitality Properties Trust	1,271,911	28,401,773
Hubbell, Inc., Class B	618,024	31,364,718
IDACORP, Inc.	496,687	17,840,997
IDEX Corp.	839,738	29,819,096
IDEXX Laboratories, Inc.*	594,847	36,713,957
Immucor, Inc.*	721,352	14,304,410
Informatica Corp.*	953,971	36,642,026
Ingram Micro, Inc., Class A*	1,615,148	27,231,395
Integrated Device Technology, Inc.*	1,634,566	9,562,211
International Bancshares Corp.	545,731	9,217,397
International Rectifier Corp.*	724,925	15,288,668
International Speedway Corp., Class A	301,981	7,368,336
Intersil Corp., Class A	1,276,398	14,921,093
Intrepid Potash, Inc.*	456,764	11,907,837
Itron, Inc.*	416,193	25,483,497
ITT Educational Services, Inc.*	283,936	19,952,183
J Crew Group, Inc.*	657,056	22,090,223
Jack Henry & Associates, Inc.	885,531	22,581,041
JB Hunt Transport Services, Inc.	915,165	31,756,225
Jefferies Group, Inc.	1,274,249	28,912,710

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
JetBlue Airways Corp.*	2,076,553	$13,892,140
John Wiley & Sons, Inc., Class A	478,330	19,544,564
Jones Lang LaSalle, Inc.	439,506	37,916,183
Joy Global, Inc.	1,064,600	74,862,672
Kansas City Southern*	1,057,143	39,547,720
KB Home	744,239	8,432,228
KBR, Inc.	1,610,882	39,692,132
Kennametal, Inc.	844,680	26,125,952
Kindred Healthcare, Inc.*	406,972	5,298,775
Kinetic Concepts, Inc.*	644,294	23,568,275
Kirby Corp.*	556,124	22,278,327
Korn/Ferry International*	477,145	7,891,978
Lam Research Corp.*	1,279,992	53,567,665
Lamar Advertising Co., Class A*	589,780	18,766,800
Lancaster Colony Corp.	199,732	9,487,270
Landstar System, Inc.	513,696	19,838,940
Lender Processing Services, Inc.	959,443	31,882,291
Lennox International, Inc.	471,372	19,651,499
Liberty Property Trust	1,172,550	37,404,345
Life Time Fitness, Inc.*	431,560	17,033,673
LifePoint Hospitals, Inc.*	558,959	19,597,103
Lincare Holdings, Inc.	1,011,093	25,368,323
Lincoln Electric Holdings, Inc.	437,406	25,290,815
LKQ Corp.*	1,475,652	30,693,562
Louisiana-Pacific Corp.*	1,331,940	10,082,786
Lubrizol Corp.	695,808	73,734,774
Macerich Co.	1,341,131	57,601,576
Mack-Cali Realty Corp.	818,473	26,772,252
Manpower, Inc.	847,681	44,248,948
ManTech International Corp., Class A*	231,798	9,179,201
Mariner Energy, Inc.*	1,063,145	25,760,003
Martin Marietta Materials, Inc.	469,254	36,118,480
Masimo Corp.	606,342	16,559,200
Matthews International Corp., Class A	306,944	10,853,540
MDC Holdings, Inc.	388,739	11,285,093
MDU Resources Group, Inc.	1,939,652	38,696,057
Medicis Pharmaceutical Corp., Class A	620,267	18,390,917
Mednax, Inc.*	491,091	26,175,150
Mentor Graphics Corp.*	1,126,882	11,911,143

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Mercury General Corp.	367,119	$15,004,154
Mettler-Toledo International, Inc.*	344,357	42,851,785
MICROS Systems, Inc.*	825,751	34,954,040
Mine Safety Appliances Co.	317,839	8,613,437
Minerals Technologies, Inc.	191,352	11,274,460
Mohawk Industries, Inc.*	579,780	30,902,274
MSC Industrial Direct Co., Class A	459,131	24,811,439
MSCI, Inc., Class A*	1,214,262	40,325,641
National Fuel Gas Co.	844,950	43,776,860
National Instruments Corp.	605,958	19,790,588
Nationwide Health Properties, Inc.	1,275,712	49,331,783
Navigant Consulting, Inc.*	516,427	6,006,046
NBTY, Inc.*	653,733	35,942,240
NCR Corp.*	1,654,451	22,550,167
NetFlix, Inc.*	447,968	72,642,491
NeuStar, Inc., Class A*	773,418	19,227,171
New York Community Bancorp, Inc.	4,489,655	72,956,894
NewAlliance Bancshares, Inc.	1,083,145	13,669,290
Newfield Exploration Co.*	1,377,224	79,107,747
Newmarket Corp.	102,354	11,635,603
Nordson Corp.	350,027	25,793,490
NSTAR	1,067,799	42,017,891
NV Energy, Inc.	2,423,558	31,869,788
NVR, Inc.*	60,310	39,052,534
Oceaneering International, Inc.*	558,120	30,060,343
OGE Energy Corp.	1,003,729	40,018,675
Old Republic International Corp.	2,669,239	36,968,960
Olin Corp.	816,353	16,457,676
Omega Healthcare Investors, Inc.	976,950	21,932,527
Omnicare, Inc.	1,218,009	29,086,055
Oshkosh Corp.*	933,192	25,662,780
Overseas Shipholding Group, Inc.	275,980	9,471,634
Owens & Minor, Inc.	652,881	18,580,993
Packaging Corp. of America	1,068,160	24,749,267
PacWest Bancorp	324,161	6,178,509
Panera Bread Co., Class A*	320,757	28,422,278
Parametric Technology Corp.*	1,189,102	23,235,053
Patriot Coal Corp.*	825,283	9,416,479
Patterson-UTI Energy, Inc.	1,588,960	27,139,437

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Pentair, Inc.	1,017,415	$34,215,666
Perrigo Co.	850,640	54,628,101
PetSmart, Inc.	1,222,091	42,773,185
Pharmaceutical Product Development, Inc.	1,224,780	30,362,296
Phillips-Van Heusen Corp.	683,565	41,123,270
Plains Exploration & Production Co.*	1,444,180	38,516,281
Plantronics, Inc.	491,392	16,599,222
PNM Resources, Inc.	893,432	10,176,190
Polycom, Inc.*	878,947	23,977,674
Potlatch Corp.	412,184	14,014,256
Pride International, Inc.*	1,810,593	53,285,752
Prosperity Bancshares, Inc.	480,645	15,606,543
Protective Life Corp.	883,018	19,214,472
Psychiatric Solutions, Inc.*	590,017	19,795,070
Quest Software, Inc.*	632,923	15,563,577
Questar Corp.	1,809,678	31,723,655
Quicksilver Resources, Inc.*	1,211,676	15,267,118
Rackspace Hosting, Inc.*	999,943	25,978,519
Ralcorp Holdings, Inc.*	565,969	33,097,867
Raymond James Financial, Inc.	1,026,698	26,006,260
Rayonier, Inc.	827,289	41,463,725
Realty Income Corp.	1,132,749	38,196,296
Regal-Beloit Corp.	397,512	23,329,979
Regency Centers Corp.	843,820	33,305,575
Regis Corp.	593,257	11,349,006
Reinsurance Group of America, Inc., Class A	754,102	36,415,586
Reliance Steel & Aluminum Co.	765,535	31,792,669
Rent-A-Center, Inc., Class A	680,192	15,222,697
ResMed, Inc.*	1,560,311	51,193,804
RF Micro Devices, Inc.*	2,813,677	17,275,977
Rock-Tenn Co., Class A	401,552	20,001,305
Rollins, Inc.	436,868	10,213,974
Rovi Corp.*	1,063,312	53,601,558
RPM International, Inc.	1,340,268	26,698,139
Ruddick Corp.	438,113	15,193,759
Ryland Group, Inc.	454,654	8,147,400
Saks, Inc.*	1,658,709	14,264,897
Scholastic Corp.	286,916	7,982,003
Scientific Games Corp., Class A*	650,233	6,307,260

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Scotts Miracle-Gro Co., Class A	476,254	$24,636,619
SEI Investments Co.	1,515,505	30,825,372
Semtech Corp.*	640,172	12,925,073
Senior Housing Properties Trust	1,313,396	30,864,806
Sensient Technologies Corp.	511,932	15,608,807
Service Corp. International	2,544,167	21,930,720
Shaw Group, Inc.*	870,494	29,213,779
Silgan Holdings, Inc.	553,279	17,538,944
Silicon Laboratories, Inc.*	460,043	16,860,576
Skyworks Solutions, Inc.*	1,841,412	38,080,400
SL Green Realty Corp.	806,261	51,060,509
Smithfield Foods, Inc.*	1,711,282	28,800,876
Solera Holdings, Inc.	722,236	31,893,942
Sonoco Products Co.	1,037,591	34,697,043
Sotheby's	690,783	25,434,630
Southern Union Co.	1,283,178	30,873,263
SPX Corp.	515,245	32,604,704
SRA International, Inc., Class A*	440,033	8,677,451
StanCorp Financial Group, Inc.	481,684	18,303,992
Steel Dynamics, Inc.	2,235,186	31,538,474
STERIS Corp.	614,067	20,399,306
Strayer Education, Inc.	143,150	24,979,675
Suncor Energy, Inc.	529,845	23,742,354
Superior Energy Services, Inc.*	812,273	21,679,566
SVB Financial Group*	432,360	18,297,475
Syniverse Holdings, Inc.*	715,205	16,213,697
Synopsys, Inc.*	1,531,404	37,932,877
Synovus Financial Corp.	8,092,439	19,907,400
TCF Financial Corp.	1,306,168	21,146,860
Tech Data Corp.*	480,427	19,361,208
Techne Corp.	381,854	23,571,847
Teleflex, Inc.	411,584	23,369,740
Telephone & Data Systems, Inc.	953,108	31,261,942
Temple-Inland, Inc.	1,110,869	20,728,816
Terex Corp.*	1,120,496	25,681,768
Thomas & Betts Corp.*	538,785	22,100,961
Thor Industries, Inc.	403,150	13,465,210
Thoratec Corp.*	602,614	22,284,666
TIBCO Software, Inc.*	1,689,840	29,977,762

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Timberland Co., Class A*	414,957	$8,220,298
Timken Co.	827,682	31,749,882
Toll Brothers, Inc.*	1,487,625	28,294,628
Tootsie Roll Industries, Inc.	252,368	6,278,916
Towers Watson & Co., Class A	466,648	22,949,749
Tractor Supply Co.	748,360	29,679,958
Transatlantic Holdings, Inc.	657,129	33,395,296
Trimble Navigation Ltd.*	1,228,332	43,040,753
Trinity Industries, Inc.	822,033	18,306,675
Trustmark Corp.	586,104	12,741,901
Tupperware Brands Corp.	650,379	29,761,343
tw Telecom, Inc., Class A*	1,562,451	29,014,715
UDR, Inc.	1,849,126	39,053,541
UGI Corp.	1,133,308	32,423,942
Under Armour, Inc., Class A*	362,062	16,307,272
Unit Corp.*	409,277	15,261,939
United Rentals, Inc.*	623,951	9,259,433
United Therapeutics Corp.*	512,067	28,680,873
Unitrin, Inc.	517,040	12,610,606
Universal Corp.	248,993	9,982,129
Universal Health Services, Inc., Class B	1,002,069	38,940,401
URS Corp.*	863,673	32,802,301
Valley National Bancorp	1,660,858	21,425,068
Valmont Industries, Inc.	219,908	15,921,339
Valspar Corp.	1,015,058	32,329,597
ValueClick, Inc.*	843,279	11,030,089
VCA Antech, Inc.*	886,248	18,690,970
Vectren Corp.	838,638	21,695,565
Vertex Pharmaceuticals, Inc.*	2,090,820	72,279,647
Vishay Intertechnology, Inc.*	1,923,994	18,624,262
Wabtec Corp.	493,998	23,608,164
Waddell & Reed Financial, Inc., Class A	880,796	24,098,579
Warnaco Group, Inc.*	459,193	23,478,538
Washington Federal, Inc.	1,159,393	17,692,337
Waste Connections, Inc.*	796,738	31,598,629
Webster Financial Corp.	679,496	11,931,950
Weingarten Realty Investors	1,240,968	27,077,922
WellCare Health Plans, Inc.*	438,072	12,686,565
Wendy's/Arby's Group, Inc., Class A	3,319,961	15,039,423

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Common Stock	Shares	Value
Werner Enterprises, Inc.	456,660	$9,356,963
Westamerica Bancorporation	300,404	16,369,014
Westar Energy, Inc.	1,142,083	27,672,671
WGL Holdings, Inc.	524,165	19,802,954
Williams-Sonoma, Inc.	1,114,951	35,343,947
Wilmington Trust Corp.	943,627	8,473,770
WMS Industries, Inc.*	598,875	22,799,171
Woodward Governor Co.	604,253	19,589,882
Worthington Industries, Inc.	590,797	8,879,679
WR Berkley Corp.	1,254,655	33,963,511
Zebra Technologies Corp., Class A*	584,275	19,655,011
Total Investments (Cost $12,195,074,873)		$10,290,927,066

(*)  Non-income producing security for the year ended September 30, 2010.

The securities of the SPDR S&P MidCap 400 ETF Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
REITS	$764,291,742	7.41%
Retail	755,928,240	7.37%
Commercial Services	576,468,872	5.58%
Healthcare-Products	490,973,215	4.80%
Insurance	439,479,146	4.28%
Oil & Gas	406,624,478	3.96%
Electric	366,321,867	3.56%
Banks	354,449,438	3.45%
Chemicals	333,725,133	3.24%
Semiconductors	325,237,097	3.17%
Internet	314,978,939	3.07%
Electronics	313,731,164	3.05%
Software	297,432,862	2.88%
Gas	272,169,360	2.65%
Healthcare-Services	256,326,067	2.48%
Miscellaneous Manufacturing	253,237,792	2.47%
Telecommunications	232,774,762	2.26%
Computers	197,235,446	1.91%
Pharmaceuticals	196,283,977	1.90%
Transportation	188,170,606	1.82%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Industry Classification	Value	Percentage
Machinery-Diversified	$184,932,983	1.79%
Diversified Financial Services	176,196,348	1.70%
Machinery-Construction & Mining	158,457,723	1.54%
Biotechnology	141,671,735	1.38%
Food	141,483,939	1.37%
Savings & Loans	140,974,181	1.36%
Engineering & Construction	138,749,902	1.35%
Packaging & Containers	136,592,365	1.32%
Electrical Components & Equipment	132,450,074	1.28%
Household Products/Wares	109,602,222	1.06%
Home Builders	108,677,093	1.05%
Distribution/Wholesale	105,908,317	1.03%
Hand/Machine Tools	94,311,254	0.92%
Iron/Steel	78,608,920	0.77%
Oil & Gas Services	78,644,545	0.76%
Apparel	73,506,835	0.72%
Metal Fabricate/Hardware	73,624,032	0.72%
Beverages	69,955,207	0.68%
Media	66,268,576	0.65%
Building Materials	65,852,765	0.64%
Auto Parts & Equipment	61,844,970	0.60%
Aerospace/Defense	57,762,112	0.56%
Entertainment	56,663,981	0.55%
Environmental Control	56,203,437	0.55%
Forest Products & Paper	55,477,981	0.54%
Coal	54,151,883	0.52%
Airlines	42,992,379	0.42%
Leisure Time	39,832,844	0.39%
Real Estate	37,916,183	0.37%
Cosmetics/Personal Care	33,309,708	0.32%
Textiles	30,902,274	0.30%
Water	28,863,491	0.28%
Auto Manufacturers	25,662,780	0.25%
Office Furnishings	24,928,104	0.24%
Advertising	23,435,477	0.23%
Investment Companies	20,506,127	0.20%
Trucking & Leasing	13,993,263	0.14%
Agriculture	9,982,129	0.10%
Lodging	4,188,724	0.04%
Total	$10,290,927,066	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2010

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Trust's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$10,290,927,066	†	$—	$—	$10,290,927,066
Total	$10,290,927,066		$—	$—	$10,290,927,066

†  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2010
Assets:
Investments in securities, at value (cost $12,195,074,873)	$10,290,927,066
Cash	47,320,065
Receivable from units created	39,993,296
Dividends receivable	8,904,974
Receivable for securities sold	439,003,287
Total Assets	$10,826,148,688
Liabilities:
Payable for units redeemed	$410,980,694
Payable for securities purchased	69,363,756
Distribution payable	19,409,573
Payable to Sponsor	8,007,313
License fee payable	1,065,862
Accrued Trustee fees	831,743
Other accrued expenses	388,603
Total Liabilities	510,047,544
NET ASSETS	$10,316,101,144
Net assets represented by:
Interest of Unitholders (70,824,530 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid in capital	$13,561,551,590
Distributions in excess of net investment income	(23,066,261)
Accumulated net realized loss on investments	(1,318,236,378)
Unrealized depreciation on investments	(1,904,147,807)
NET ASSETS	$10,316,101,144
Number of Units	70,824,530
Net asset value per Unit	$145.66

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2010	2009	2008
Investment income
Dividend income	$125,278,107	$110,616,973	$117,530,559
Expenses
Printing and distribution expenses	9,657,134	6,588,294	10,747,721
Trustee fees and expenses	8,975,736	6,683,329	9,237,628
License fees	2,589,263	1,935,636	2,736,388
Audit fees	113,900	109,090	120,000
Legal fees	103,517	215,959	93,238
Other fees and expenses	182,504	316,549	126,311
Total expenses	21,622,054	15,848,857	23,061,286
Less: voluntary fee reduction by the Trustee (see Note 3)	(44,859)	(72,977)	(704,533)
Net expenses	21,577,195	15,775,880	22,356,753
Net Investment Income	103,700,912	94,841,093	95,173,806
Realized and unrealized gains (losses) on investments
Net realized losses	(293,975,833)	(1,155,621,079)	(573,029,061)
Net realized gains from in-kind redemptions	774,327,401	40,604,047	1,156,366,002
Net increase (decrease) in unrealized appreciation (depreciation) of investments	686,290,567	601,009,975	(2,351,208,029)
Net realized and unrealized gains (losses) on investments	1,166,642,135	(514,007,057)	(1,767,871,088)
Net increase (decrease) in net assets resulting from operations	$1,270,343,047	$(419,165,964)	$(1,672,697,282)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Changes in Net Assets

	Year Ended September 30,
	2010	2009	2008
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$103,700,912	$94,841,093	$95,173,806
Net realized gains (losses) on investments and in-kind redemptions	480,351,568	(1,115,017,032)	583,336,941
Net increase (decrease) in unrealized appreciation (depreciation) on investments	686,290,567	601,009,975	(2,351,208,029)
Net increase (decrease) in net assets resulting from operations	1,270,343,047	(419,165,964)	(1,672,697,282)
Dividends and Distributions to Unitholders from:
Net investment income	(98,443,107)	(102,439,497)	(105,741,473)
Unitholder Transactions:
Proceeds from subscriptions of Trust Units	13,313,366,931	14,244,234,768	23,784,672,829
Reinvestment of dividends and distributions	444,935	753,705	767,329
Less: Redemptions of Trust Units	(12,115,633,927)	(14,123,323,990)	(23,639,153,195)
Increase in net assets due to unitholder transactions	1,198,177,939	121,664,483	146,286,963
Total increase (decrease)	2,370,077,879	(399,940,978)	(1,632,151,792)
Net Assets:
Beginning of year	7,946,023,265	8,345,964,243	9,978,116,035
End of year	$10,316,101,144	$7,946,023,265	$8,345,964,243
Distributions in excess of net investment income	(23,066,261)	(28,206,271)	(19,046,278)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights
Selected Data for a Trust Unit

	Year Ended September 30,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Year	$125.49	$132.13	$160.79	$137.56	$130.82
Investment Operations:
Net investment income*	1.62	1.51	1.61	1.83	1.58
Net realized and unrealized gains (losses) on investments	20.09	(6.48)	(28.56)	23.39	6.65
Total from Investment Operations	21.71	(4.97)	(26.95)	25.22	8.23
Less Distributions from:
Net investment income	(1.54)	(1.67)	(1.71)	(1.99)	(1.49)
Net Asset Value, End of Year	$145.66	$125.49	$132.13	$160.79	$137.56
Total Investment Return**	17.37%	(3.47)%	(16.84)%	18.37%	6.26%
Ratios and Supplemental Data
Net assets, end of year (000's)	$10,316,101	$7,946,023	$8,345,964	$9,978,116	$8,346,661
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.20%	1.50%	1.08%	1.26%	1.13%
Portfolio turnover rate(2)	14.93%	24.59%	28.95%	21.30%	16.87%

(1)  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.20% and 0.25% for the year ended September 30, 2010, 1.50% and 0.25% for the year ended September 30, 2009, 1.06% and 0.26% for the year ended September 30, 2008, 1.25% and 0.26% for the year ended September 30, 2007, 1.12% and 0.26% for the year ended September 30, 2006. (See Note 3).

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Trust Units.

*  Per share amounts have been calculated using the average share method.

**  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2010

Note 1 - Organization

SPDR® S&P MidCap 400® Trust ETF ("Trust") is a unit investment trust that issues securities called "Trust Units" or "Units". The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) ("Trustee") and PDR Services LLC ("Sponsor"), dated and executed as of April 27, 1995, as amended ("Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940. Trust Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM ("S&P MidCap 400 Index").

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Trust securities are valued based on the closing sale price on the exchange deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange deemed to be the principal market for the security. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

The Trust adopted the authoritative guidance for fair value measurements. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. These levels of inputs are summarized at the end of the Schedule of Investments.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2010, and has determined that no provision for income taxes is necessary for the year ended September 30, 2010. The returns of the Trust 2007, 2008, and 2009 tax years and the year ended September 30, 2010 remain subject to audit.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, The Bank of New York Mellon (formerly the Bank of New York) (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap 400 Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	14/100 of 1% per annum
$500,000,001-$1,000,000,000*	12/100 of 1% per annum
$1,000,000,001 and above*	10/100 of 1% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2010, 2009, and 2008 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of NYSE Amex LLC, an indirect wholly-owned subsidiary of NYSE Euronext) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, to the extent such expenses exceed 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2010, 2009 and 2008.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year. At September 30, 2010, there is no outstanding amount subject to recoupment of expenses so reimbursed in subsequent periods by the Sponsor.

Note 4 - Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2010		Year Ended September 30, 2009
	Units	Amount	Units	Amount
Units sold	97,300,000	$13,313,366,931	146,375,000	$14,244,234,768
Dividend reinvestment Units issued	3,479	444,935	7,489	753,705
Units redeemed	(89,800,000)	(12,115,633,927)	(146,225,000)	(14,123,323,990)
Net increase	7,503,479	$1,198,177,939	157,489	$121,664,483

	Year Ended September 30, 2008
	Units	Amount
Units sold	158,750,000	$23,784,672,829
Dividend reinvestment Units issued	5,069	767,329
Units redeemed	(157,650,000)	(23,639,153,195)
Net increase	1,105,069	$146,286,963

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units of 25,000 Units. Such transactions are only permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2010, the Trustee earned $885,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2010.

At September 30, 2010, the Trustee and its affiliates held $1,229,777,141, or 11.92% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2010 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $13,270,701,216, $12,089,760,883, $1,292,231,755 and $1,277,637,981, respectively.

Note 6 - Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2010. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post October losses deferred and amortization of license fees.

Cost of investments for federal income tax purposes	$12,341,893,817
Gross unrealized appreciation	$287,232,918
Gross unrealized depreciation	(2,338,199,669)
Net unrealized depreciation	$(2,050,966,751)
Distributable earnings, ordinary income	$11,100,254
Capital loss carryforwards expiring:
9/30/11	(109,279,926)
9/30/12	(80,183,853)
9/30/16	(9,130,465)
9/30/17	(163,881,388)
9/30/18	(709,669,042)
$(1,072,144,674)

For the year ended September 30, 2010, the Trust expired $29,591,377 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

At September 30, 2010 the Trust deferred $99,201,512 of capital losses arising subsequent to October 31, 2009. For tax purposes, such losses will be reflected in the year ending September 30, 2011.

The tax composition of dividends paid during the years ending September 30, 2010, September 30, 2009 and September 30, 2008 was ordinary income.

As of September 30, 2010, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions, expiration of capital loss carryforwards and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was increased by $520,200,310, additional paid in capital was increased by $520,318,105, and undistributed net investment loss was increased by $117,795.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

During the fiscal years ended September 30, 2010, 2009 and 2008 the Trust paid $2,802,928, $4,407,615 and $4,718,331 respectively, in commissions on trades to a related party, BNY ConvergEx. BNY ConvergEx is an affiliate of The Bank of New York Mellon. The standing instructions with the BNY ConvergEx require all trades to be executed at the close of business on any exchange on which the securities are traded.

Note 9 - License Agreement

The License Agreement grants State Street Global Markets, LLC ("SSGM") a license to use the S&P MidCap 400 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the Sponsor and the Exchange have each received a sublicense from SSGM for the use of the S&P MidCap 400 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the Beneficial Owners of Trust Units. Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the Beneficial Owners of Trust Units.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR S&P MidCap 400 ETF Trust (the "Trust") at September 30, 2010, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2010

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2010*

Total Trust Assets:	$10,826,148,688

Net Trust Assets:	$10,316,101,144

Number of Units:	70,824,530

Fractional Undivided Interest in Trust Represented by each Unit:	1/70,824,530

Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.

Trustee's Annual Fee:	From 14/100 of one percent to 10/100 of one percent, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.

Estimated Ordinary Operating Expenses of the Trust:	25/100 of one percent (inclusive of Trustee's annual fee)

Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$145.66

Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:	Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2010

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	47	3.74%
Between zero and 0.25%	501	39.82%
Bid/Ask Price Equal to NAV	20	1.59%
Between zero and -0.25%	655	52.07%
Less than -0.25%	35	2.78%
Total:	1,258	100.00%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/10 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	17.37%	18.52%	64.20%	401.08%
Return Based on Bid/Ask Price	17.52%	18.47%	64.95%	400.84%
S&P MidCap 400 Index	17.78%	20.33%	69.15%	429.91%

Average Annual Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	17.37%	3.46%	5.08%	11.01%
Return Based on Bid/Ask Price	17.52%	3.45%	5.13%	11.01%
S&P MidCap 400 Index	17.78%	3.77%	5.40%	11.41%

(1)  The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust's NAV is calculated. From 4/1/01 to 11/28/08, the Bid/Ask Price was the Bid/Ask price on NYSE Euronext, ordinarily 4:00 p.m. Prior to 4/1/01, the Bid/Ask Price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust

Sponsor

PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017

NOTES

NOTES